SUBSEQUENT EVENTS (Details) (USD $)	3 Months Ended	0 Months Ended	4 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 30, 2014	Dec. 28, 2012	Dec. 26, 2014	Dec. 27, 2013	Sep. 07, 2012
Subsequent Event [Line Items]
Loss on extinguishment of debt, net	$ (4,200,000)
HoldCo Notes
Subsequent Event [Line Items]
Debt, face amount						365,000,000
HoldCo Notes | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayment of long-term debt		(80,000,000)
Debt, face amount		365,000,000
Redemption percentage of aggregate principal amount		105.00%
Loss on extinguishment of debt, net		(6,600,000)
Loss on extinguishment of debt, consent solicitation, tender premium, call premium and related transaction costs		(4,000,000)
Loss on extinguishment of debt, write-off of unamortized deferred debt issuance costs		2,600,000
Successor
Subsequent Event [Line Items]
Repayment of long-term debt			0	300,000,000	0
Loss on extinguishment of debt, net			0	4,257,000	0
Loss on extinguishment of debt, consent solicitation, tender premium, call premium and related transaction costs			0	(18,595,000)	0
Loss on extinguishment of debt, write-off of unamortized deferred debt issuance costs			$ 0	$ 3,465,000	$ 0